Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 42-1623692 006 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]

NOTE 1 - DESCRIPTION OF PLAN

The following is a brief description of the Douglas Dynamics, L.L.C. 401(k) Plan (the “Plan”) as in effect during 2025. Participants should refer to the Plan Document and Summary Plan Description for a more complete discussion of the provisions of the Plan.

General

The Plan is a defined contribution plan established on January 1, 1988 and most recently amended and restated effective November 3, 2025. All employees (other than leased employees of Douglas Dynamics, L.L.C. (the “Company”) and its controlled group members who have adopted the plan) are eligible for participation in the Plan. Employees become participants on the first day of each calendar quarter following their employment commencement date. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

In connection with an asset acquisition on November 3, 2025, Venco Venturo, LLC (a wholly owned subsidiary of Douglas Dynamics) became a participating employer in the Plan and employees hired by Venco Venturo, LLC as part of that asset acquisition became eligible to participate in the Plan as of December 1, 2025 and were permitted to elect a rollover of their account balances under their prior employer's plan.

Contributions

Contributions to the Plan are made by the participants in the Plan and by the Company and are subject to the provisions of Section 401(k) of the Internal Revenue Code (IRC).

New employees that meet the requirements to participate in the Plan are automatically enrolled with a default 3% deferral rate, increasing each year until the participant reaches a 10% deferral rate, unless otherwise elected by the Plan participant.

Participants can contribute up to 70% of their eligible compensation, as defined, to the Plan, subject to limits set forth by the IRC. Participants who attained age 50 before the end of the Plan year are eligible to make catch-up contributions. The Company has a Company matching percentage of 100% of contributions up to 3% of compensation, plus 50% of contributions over 3% of compensation up to 6% of compensation. Additional contributions could be made at the option of the Company’s Board of Managers subject to certain limitations set forth in the Plan. All participant and Company contributions are 100% vested.

Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover). Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers mutual funds, Company stock, common collective trusts and a fixed income fund.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of (a) the Company’s contribution and (b) Plan earnings or losses. Allocations are based on the participant’s eligible compensation or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum of $50,000 or 50% of their vested account balance, whichever is less. Notes receivable transactions are treated as a transfer between the investment fund and the notes receivable fund. Notes receivable terms range from one to five years, although a longer term is permitted if proceeds are for the purchase of a primary residence. The notes receivable are secured by the balance in the participant’s account and bear a reasonable fixed rate of interest to be determined by the Loan Administrator at the time the loan was made. Principal and interest are paid ratably through payroll deductions in those cases where repayment through payroll deduction is available. Payments of principal and interest are credited to the participant’s account.

Forfeitures

Forfeitures are comprised of non-vested funds from employees who were terminated prior to 2019 or suspense forfeitures which are created by transactions such as the overfunding of Company contributions. In 2019 the Company switched to a safe harbor plan where participants are immediately 100% vested in both employee and Company contributions.  Unvested funds from prior to 2019 move to the forfeiture account 5 years after termination if the employee does not withdraw the funds.  Forfeited nonvested accounts will be used to pay administrative expenses, reduce Company contributions, or be reallocated to participants.  At December 31, 2025 and 2024, there were $1,110 and $773 of forfeited nonvested accounts available to reduce Company contributions and pay administrative expenses, respectively. In 2025 forfeitures were not used to offset Company Contributions or pay administrative expenses.

Benefit Payments

Plan benefits are payable upon retirement at age 65 or later, disability, death, financial hardship, or termination of employment. Upon death, a participant’s account will be paid to the beneficiary in a lump sum upon the valuation date immediately following death. If a participant is at least age

59-1/2, an election may be made generally once each year, online, to receive a payment consisting of all or part of the account balance.

If the participant’s vested account does not exceed $7,000 or greater, upon retirement or termination of employment other than death, the vested account will generally be paid in one single sum (subject to exceptions described in the Plan). An account can be maintained up to age 73, at which time payment must be arranged.

Plan Termination

Although it has not expressed an intent to do so, the Company has the right under the Plan to discontinue contributions at any time and to terminate the Plan subject to provisions of ERISA.